Capital Stock	12 Months Ended
Mar. 02, 2013
Capital Stock
9.	CAPITAL STOCK

(a)	Capital stock

The Company is authorized to issue an unlimited number of non-voting, redeemable, retractable Class A common shares, an unlimited number of voting common shares and an unlimited number of non-voting, cumulative, redeemable, retractable preferred shares. At March 2, 2013 and March 3, 2012, there were no Class A common shares or preferred shares outstanding.

The following details the changes in issued and outstanding common shares for the three years ended March 2, 2013:

	Capital Stock and Additional Paid-In Capital		Treasury Stock
	Stock Outstanding (000’s)	Amount	Stock Outstanding (000’s)	Amount

Common shares outstanding as at February 27, 2010	557,329	$2,372	1,459	$(94)

Exercise of stock options	3,737	67	—	—
Stock-based compensation	—	72	—	—
Tax deficiencies related to stock-based compensation	—	(1)	—	—
Purchase of treasury stock	—	—	1,471	(76)
Treasury stock vested	2	(10)	(177)	10
Common shares repurchased	(37,199)	(141)	—	—

Common shares outstanding as at February 26, 2011	523,869	2,359	2,753	(160)

Exercise of stock options	291	9	—	—
Stock-based compensation	—	97	—	—
Tax deficiencies related to stock-based compensation	—	(2)	—	—
Purchase of treasury stock	—	—	6,317	(156)
Treasury stock vested	—	(17)	(359)	17

Common shares outstanding as at March 3, 2012	524,160	2,446	8,711	(299)

Exercise of stock options	—	—	—	—
Stock-based compensation	—	86	—	—
Tax deficiencies related to stock-based compensation	—	(11)	—	—
Purchase of treasury stock	—	—	3,006	(25)
Treasury stock vested	—	(90)	(2,697)	90

Common shares outstanding as at March 2, 2013	524,160	$2,431	9,020	$(234)

The Company had 524 million voting common shares outstanding, 7.2 million options to purchase voting common shares, 15.1 million RSUs and 0.3 million DSUs outstanding as at March 26, 2013.

(b)	Stock-based compensation

Stock Option Plan

The Company recorded a charge to income and a credit to paid-in-capital of approximately $8 million in fiscal 2013 (fiscal 2012 - $27 million; fiscal 2011 - $31 million) in relation to stock-based compensation expense.

The Company has presented excess tax deficiencies from the exercise of stock-based compensation awards as a financing activity in the consolidated statements of cash flows.

Stock options previously granted under the plan generally vest over a period of three years to a maximum of five years and are generally exercisable over a period of five years to a maximum of seven years from the grant date. The Company issues new shares to satisfy stock option exercises. There are five million shares in the equity pool available for future grants under the Company’s equity plans as at March 2, 2013.

A summary of option activity since February 27, 2010 is shown below:

	Options Outstanding
	Number (000’s)	Weighted- Average Exercise Price	Average Remaining Contractual Life in Years	Aggregate Intrinsic Value (millions)

Balance as at February 27, 2010	9,023	$44.18

Exercised during the year	(3,737)	17.83
Forfeited/cancelled/expired during the year	(676)	46.08

Balance as at February 26, 2011	4,610	$70.36

Exercised during the year	(291)	29.70
Forfeited/cancelled/expired during the year	(701)	64.58

Balance as at March 3, 2012	3,618	$73.86

Granted during the year	5,288	7.86
Forfeited/cancelled/expired during the year	(1,646)	60.86

Balance as at March 2, 2013	7,260	$27.53	3.51	$29

Vested and expected to vest as at
March 2, 2013	6,869	$28.60	3.45	$27

Exercisable as at March 2, 2013	2,073	$74.76	0.91	$—

The aggregate intrinsic value in the table above represents the total pre-tax intrinsic value (the aggregate difference between the closing stock price of the Company’s common shares on March 2, 2013 and the exercise price for in-the-money options) that would have been received by the option holders if all in-the-money options had been exercised on March 2, 2013. During fiscal 2013, there were no options exercised.

A summary of unvested stock options since March 3, 2012 is shown below:

	Options Outstanding
	Number (000’s)	Weighted-Average Grant Date Fair Value

Balance as at March 3, 2012	599	$41.53

Granted during the year	5,288	4.20
Vested during the year	(339)	41.43
Forfeited during the year	(361)	23.68

Balance as at March 2, 2013	5,187	$4.71

As at March 2, 2013, there was $20 million of unrecognized stock-based compensation expense related to unvested stock options which will be expensed over the vesting period, which, on a weighted-average basis, results in a period of approximately 1.7 years. The total fair value of stock options vested during the year ended March 2, 2013 was $14 million.

Cash received from the stock options exercised for the year ended March 2, 2013 was nil (March 2, 2013 - $9 million; February 26, 2011 - $67 million). Tax deficiencies incurred by the Company related to the stock options exercised was $1 million at March 2, 2013 (March 3, 2012 – tax deficiency of $2 million; February 26, 2011 – tax deficiency of $1 million).

During the year ended March 2, 2013, there were 5,288,040 stock options granted (March 3, 2012 and February 26, 2011 - there were no stock options granted). The weighted-average fair value of these grants was calculated using the Black-Scholes Merton option-pricing model with the following assumptions:

March 2, 2013
Weighted-average grant date fair value of stock options granted during the periods	$4.20

Assumptions:
Risk-free interest rates	0.5%
Expected life in years	4.25
Expected dividend yield	0%
Volatility	69.5%

The Company has no current expectation of paying cash dividends on its common shares. The risk-free interest rates utilized during the life of the stock options are based on a U.S. Treasury security for an equivalent period. The Company estimates the volatility of its common shares at the date of grant based on a combination of the implied volatility of publicly traded options on its common shares, and historical volatility, as the Company believes that this is a better indicator of expected volatility going forward. The expected life of stock options granted under the plan is based on historical exercise patterns, which the Company believes are representative of future exercise patterns.

Restricted Share Unit Plan

The Company recorded compensation expense with respect to RSUs of approximately $78 million in the year ended March 2, 2013 (March 3, 2012 - $70 million; February 26, 2011 - $42 million).

A summary of RSU activity since March 3, 2012 is shown below:

	RSUs Outstanding
	Number (000’s)	Weighted- Average Grant Date Fair Value	Average Remaining Contractual Life in Years	Aggregate Intrinsic Value (millions)

Balance as at February 27, 2010	1,449	$66.09

Granted during the year	1,532	50.45
Vested during the year	(177)	67.64
Cancelled during the year	(101)	58.34

Balance as at February 26, 2011	2,703	$57.40

Granted during the year	7,093	25.33
Vested during the year	(359)	60.42
Cancelled during the year	(842)	45.73

Balance as at March 3, 2012	8,595	$31.96

Granted during the year	11,189	7.94
Vested during the year	(2,697)	38.96
Cancelled during the year	(1,902)	25.46

Balance as at March 2, 2013	15,185	$13.83	1.59	$201

The aggregate intrinsic value in the table above represents the total pre-tax intrinsic value (the aggregate closing share price of the Company’s common shares on March 2, 2013) that would have been received by RSU holders if all RSUs had been vested on March 2, 2013.

Tax deficiencies incurred by the Company related to the RSUs vested was $10 million for the year ended March 2, 2013 (March 3, 2012 - nil; February 26, 2011 - nil).

In order to comply with its obligation to deliver shares upon vesting, the Company purchases shares via a trustee selected by the Company or issues new common shares. During the year ended March 2, 2013 the Company purchased 3,005,670 common shares for total cash consideration of approximately $25 million (March 3, 2012 - 6,316,780 common shares were purchased for total cash consideration of approximately $156 million). These purchased shares are classified as treasury stock for accounting purposes and included in the shareholders’ equity section of the Company’s consolidated balance sheets.

As at March 2, 2013, there was $150 million of unrecognized compensation expense related to RSUs that will be expensed over the vesting period, which, on a weighted-average basis, results in a period of approximately 1.49 years.

During the year ended March 2, 2013, there were 11,189,498 RSUs granted (March 3, 2012 – 7,092,729 RSUs were granted), of which 6,897,616 will be settled upon vesting by the issuance of new common shares.

Deferred Share Unit Plan

The Company issued 190,612 DSUs in the year ended March 2, 2013. There were 0.3 million DSUs outstanding as at March 2, 2013 (March 3, 2012 – 0.1 million). The Company had a liability of $4.3 million in relation to the DSU plan as at March 2, 2013 (March 3, 2012 - $2 million).